Estimated Amortization Expense Of Intangible Assets For Future Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected Amortization Expense [Line Items]
2013	$ 866
2014	771
2015	725
2016	684
2017	592
Thereafter	3,630
Total	$ 7,268